Financial risk management - Power risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) € / MWh item GWh	Dec. 31, 2022 GWh
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total power consumption | GWh	5,834	6,431
Total Volume | item	130
Power Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk variable	10.00%
Increase or (decrease) in energy expenditures | $	$ 22,333
Power Purchase Agreement (PPA) | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed energy price	50
Power Purchase Agreement (PPA) | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed energy price	77